STOCK OPTIONS (Details Textual) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended					12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Performance-Based Non-Vested Employee Stock Options [Member]	Mar. 31, 2013 Plan 2009 [Member]	Dec. 31, 2012 Plan 2009 [Member]	Dec. 31, 2012 Plan 2009 [Member] March 25, 2013 [Member]	Dec. 31, 2012 Plan 2007 [Member]	Mar. 31, 2013 Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							6,000,000	1,775,000		1,500,000	6,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options				$ 100,000		$ 57,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost	72,000
Share-based Compensation Arrangement, Options, Issued to Employees		1,221,972
Share-based Compensation Arrangement, Options, Issued to Non Employee Directors		114,000
Share-based Compensation Arrangement, Options, Issued to Consultants		140,423		3,100	398,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			70,000	70,000	0
Proceeds from Stock Options Exercised			$ 35,000	$ 35,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award				1,775,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				2,873,209
Employee Service Share-based Compensation Non Vested Awards, Weighted Average Period for Total Compensation Cost to be Recognized				6 months
Share-based Compensation Arrangement Options Issued to Employees and Non Employee Directors				1,094,658	636,370
Share-based Compensation Arrangement Options Issued to Employees and Non Employee Directors, Weighted Average Price				$ 0.99	$ 0.86
Share-based Compensation Arrangement Options Issued to Consultants, Weighted Average Price				$ 1.27	$ 1.31
Share Based Compensation Arrangement By Share Based Payment Award Vesting Rate Minimum										not less than 20% per year.
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period, Description				period of not more than five years
Share-based Compensation Arrangement by Share-based Payment Award, Assumptions, Expected Term				10 years